Stockholders' Equity (Details 3)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Options Outstanding	397,708
Number of Options Exercisable	238,953
Exercise Price $22.20 - $33.90 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Options Outstanding	269,468
Options Outstanding Weighted - Average Remaining Contractual Life (in years)	8 years 1 month 20 days
Options Outstanding Weighted - Average Exercise Price | $ / shares	$ 29.40
Number of Options Exercisable	121,780
Options Exercisable Weighted - Average Remaining Contractual Life	6 years 10 months 13 days
Options Exercisable Weighted - Average Exercise Price | $ / shares	$ 30.60
Exercise Price $34.80 - $62.70 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Options Outstanding	126,370
Options Outstanding Weighted - Average Remaining Contractual Life (in years)	6 years 2 months 8 days
Options Outstanding Weighted - Average Exercise Price | $ / shares	$ 50.70
Number of Options Exercisable	115,303
Options Exercisable Weighted - Average Remaining Contractual Life	5 years 10 months 13 days
Options Exercisable Weighted - Average Exercise Price | $ / shares	$ 51.60
Exercise Price $96.00 - $289.20 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Options Outstanding	1,870
Options Outstanding Weighted - Average Remaining Contractual Life (in years)	2 years 710 days
Options Outstanding Weighted - Average Exercise Price | $ / shares	$ 238.50
Number of Options Exercisable	1,870
Options Exercisable Weighted - Average Remaining Contractual Life	2 years 710 days
Options Exercisable Weighted - Average Exercise Price | $ / shares	$ 238.50